Intangible Assets, Net (Tables)	12 Months Ended
Sep. 30, 2017
Intangible Assets, Net [Abstract]
Schedule of intangible assets
	As of September 30, 2017	As of September 30, 2016
	US$(’000)	US$(’000)
Land-use rights	$637	$636
Less: accumulated amortization	(128)	(109)
Intangible assets, net	$509	$527

Schedule of estimated amortization expense relating to the existing intangible assets
For the years ended	US$ (’000)
September 30, 2018	$20
September 30, 2019	20
September 30, 2020	20
September 30, 2021	20
September 30, 2022	20
Thereafter	447
Total	$527